OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

8. OTHER CURRENT LIABILITIES

Other current liabilities consist of a hospitality tax payable, a security deposit liability, accrued expenses related to payroll and interest, and Chial Reserve Escrow Deposit payables and Chial Reserve homeowners maintenance fees. The balance of other current liabilities as of December 31, 2024, and June 30, 2024 was $298,366 and $75,356, respectively,

As of December 31, 2024 the balance consisted of Chial’s escrow deposit payable of $125,000, accrued interest of $77,000, payroll for non-related parties of $62,197, , security deposit liabilities of $17,700, Chial’s homeowners maintenance fees of $13,531, and hospitality tax of $2,938,. As of June 30, 2024, the balance consisted of payroll for non-related parties of $62,197 and accrued interest of $11,000, security deposit liability of $1,700, and hospitality tax of $459.

8. OTHER CURRENT LIABILITIES

Other current liabilities consist of a hospitality tax payable, a security deposit liability and accrued expenses. The balance of other current liabilities was as of June 30, 2024, and 2023 was $75,356 and $118,860, respectively,

As of June 30, 2024, and 2023, the balance of accrued expenses was $73,196 and $118,860, respectively, As of June 30, 2023 the balance consisted of expenses relating to salary and payroll accrual for development and administration teams and the current portion of operating lease liabilities. As of June 30, 2024, salary and payroll accruals for related party are reported in due to related parties and current portion of operating lease liabilities are reported as its own line item. As June 30, 2024, the balance consisted of accrued interest of $11,000 and payroll for non-related parties of $62,196.75.